Other Financial Assets	12 Months Ended
Dec. 31, 2023
OTHER FINANCIAL ASSETS
Other Financial Assets

7.    OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2023 and 2022 is as follows:

	Current		Non-current
	12-31-2023	12-31-2022	12-31-2023	12-31-2022
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value through other comprehensive income	127,854	127,854	2,326,466	2,326,509
Financial assets measured at amortized cost	9,552,991	156,773	—	—
Hedging derivatives	58,009,661	2,230,787	9,275,919	57,480,749
Non-hedging derivatives	46,128	1,014,802	—	20,382
Total	67,736,634	3,530,216	11,602,385	59,827,640